Capital - Schedule of Information Relating to Subsidiaries that Reported Non-Controlling Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Disclosure of non-controlling interests [line items]
Income (loss) from discontinued operations		$ (15,345)	$ (28,358)	[1]	$ (43,902)
Net income (loss) attributable to NCI		(7,894)	(10,910)	[1]	(16,409)
Other comprehensive income from discontinued operations		5,831	6,220	[1]	(6,733)
Total comprehensive income attributable to NCI		(8,250)	(12,216)	[1]	$ (15,942)
Current assets		122,043	225,429
Non-current assets		117,406	156,647
Total assets held for sale	[1]	21,768	0
Current liabilities		48,131	49,348
Non-current liabilities		72,279	96,254
Liabilities related to asset held for sale	[1]	14,864	0
Calyxt Inc. [member]
Disclosure of non-controlling interests [line items]
Income (loss) from discontinued operations		(15,345)	(28,358)	[2]
Net income (loss) attributable to NCI		(7,894)	(10,910)	[2]
Other comprehensive income from discontinued operations		5,831	6,220	[2]
Total comprehensive income attributable to NCI		(8,250)	(12,216)	[2]
Current assets	[2]		15,180
Non-current assets	[2]		19,656
Total assets held for sale		21,768
Current liabilities	[2]		4,933
Non-current liabilities	[2]		14,495
Liabilities related to asset held for sale		14,864
Net assets held for sale		6,903	15,408	[2]
Net assets attributable to NCI		$ 3,517	$ 5,886	[2]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4).